Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Supplemental disclosure of cash flow information	Supplemental disclosure of cash flow information:

Non-cash financing and investing activities:	2025	2024
Issuance of shares to settle compensatory awards	$3,951	$2,505